Loss per Common Share	6 Months Ended
Jun. 30, 2014
Loss Per Common Share [Abstract]
Loss per Common Share
8. Loss per Common Share

In accordance with ASC Topic 260-10, net loss per common share amounts (“basic EPS”) are computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding and excluding any potential dilution. Net loss per common share amounts assuming dilution (“diluted EPS”) is generally computed by reflecting potential dilution from conversion of convertible securities, the exercise of stock options and warrants and any outstanding shares of unvested restricted stock.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:

	Six Months Ended June 30,
	2014	2013
Shares underlying warrants outstanding	16,819,881	13,910,395
Shares underlying options outstanding	2,424,612	2,380,644
Unvested restricted stock	-	264,770

As a result of the 2014 rights offering, the full ratchet anti-dilution protection for Class D warrants held by Lambda Investors LLC was triggered. The respective warrants are now exercisable for 11,742,100 shares of common stock at an exercise price of $0.30 per share compared to the 8,806,575 shares of common stock and $0.40 exercise price prior to the 2014 rights offering.